SCHEDULE OF INTANGIBLE ASSET, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Software platform	$ 101,817	$ 102,114
Less: accumulated amortization	(64,484)	(44,249)
Total	$ 37,333	$ 57,865